Taxation (Tables)	6 Months Ended
Jun. 30, 2025
Income taxes paid (refund) [abstract]
Disclosure of income tax expense

	Six months	Six months
	ended	ended
	June	June
	2025	2024
US Dollar millions	Unaudited	Unaudited

Current taxation
Current year	409	178
Prior year under (over) provision	(9)	6
	400	184

Deferred taxation
Current year	26	77
Change in estimate	—	(2)
Prior year under (over) provision	1	—
	27	75
	427	259